Provision for Product Warranty - Summary of Provision for Product Warranty (Detail) - Product warranty provision [member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of other provisions [line items]
Beginning balance	$ 28,671	¥ 191,814	¥ 169,006
Provision made	33,569	224,582	249,517
Provision utilized	(37,291)	(249,483)	(226,709)
Ending balance	$ 24,949	¥ 166,913	¥ 191,814